Stock-Based Compensation - Summary of RSU Awards Under the Society RSU Plan (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	133,620
Vested (in shares)	0	(98,860)
Settled (in shares)	0	(34,760)
Units outstanding - ending (in shares)	0	0
Society RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	68,005	0
Granted (in shares)	1,638	68,005
Vested (in shares)	(32,841)	0
Settled (in shares)	(1,106)	0
Forfeited (in shares)	(1,077)	0
Units outstanding - ending (in shares)	34,619	68,005